COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES	NOTE 6. COMMITMENTS AND CONTINGENCIES As of September 30, 2022 and 2021, the Company has no material commitments and contingencies.